Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 6,673,127	$ 3,703,548	$ 6,736,654
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	936,632	1,003,381	980,514
Amortization of premiums and accretion of discounts on investment securities, net	3,282,985	3,316,537	2,536,692
Stock compensation expense	170,325	210,735	186,425
Provision for (reversal of) loan losses	333,990	(543,138)	(65,056)
Gain on sale of securities	(11,047)	(104,708)	(112,881)
Federal Home Loan Bank stock dividends	(37,000)	(22,000)	(13,000)
Deferred income tax expense	972,944	3,885,194	673,977
Net writedown on other real estate owned		413,740	226,828
Increase (decrease) in accrued interest payable	284,940	269,466	(792,128)
Increase in cash surrender value life insurance	(771,152)	(722,446)	(756,689)
Dividends paid to shareholders	272,527	(1,185)	19,373
Increase in deferred compensation liability	432,082	411,463	490,803
Net change in other operating assets and liabilities	(368,550)	(1,200,936)	(32,599)
Net cash provided by operating activities	12,171,803	10,619,652	10,078,913
Cash flows from investing activities
Proceeds from calls, paydowns and maturities of securities available-for-sale	40,964,130	42,390,364	130,181,028
Proceeds from calls of securities held-to-maturity			172,359,945
Proceeds from sales of securities available-for-sale	17,620,939	114,060,844	764,023
Purchases of investment securities available-for-sale	(10,550,000)	(162,449,043)	(379,291,499)
Purchases of bank premises, furniture, fixtures and equipment	(346,386)	(2,910,848)	(988,907)
Proceeds from sales of bank premises, furniture, fixtures and equipment	264,000
Proceeds from sale of other real estate owned	811,957	137,722	1,090,031
Net (increase) decrease in interest bearing deposits with other banks	(6,547,322)	47,070,762	(6,335,405)
Purchases of Federal Home Loan Bank Stock	(476,200)	(498,700)	(3,600)
Net (increase) decrease in loans	(24,108,368)	(11,787,672)	30,837,979
Net cash provided by (used by) investing activities	17,632,750	26,013,429	(51,386,405)
Cash flows from financing activities
Net (decrease) increase in cash and due from banks	35,536,011	(39,469,242)	6,749,953
Net (decrease) increase in federal funds purchased	(1,500,000)	1,500,000
Net (decrease) increase in securities sold under agreement to repurchase	(34,532,433)	(7,784,975)	45,984,731
Proceeds from exercise of stock options	27,000	92,625
Dividends paid to stockholders	(4,705,991)	(4,697,056)	(4,686,325)
Net (decrease) increase in Federal Home Loan Bank advances	(30,000,000)	10,000,000
Net cash (used in) provided by financing activities	(35,175,413)	(40,358,648)	48,048,359
Net (decrease) increase in cash and due from banks	(5,370,860)	(3,725,567)	6,740,867
Cash and due from banks, beginning of year	17,962,990	21,688,557	14,947,690
Cash and due from banks, end of year	12,592,130	17,962,990	21,688,557
Supplemental disclosures of cash flow information
Interest	4,186,165	3,343,724	3,078,184
Income taxes	410,000	1,781,790	1,692,201
Noncash disclosures
Real estate acquired by foreclosure	$ 259,859	$ 88,579	$ 2,187,125